Loans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Domestic:
Manufacturing	8,065,169	7,617,139
Construction and real estate	7,854,069	7,308,324
Services	5,152,670	4,286,744
Wholesale and retail	5,306,409	5,313,766
Transportation and communications	3,237,678	3,228,202
Banks and other financial institutions	4,289,460	3,908,065
Government and public institutions	5,459,188	7,154,049
Other industries (1)	3,332,153	3,758,540
Individuals:
Mortgage loans	11,093,236	11,436,486
Other	788,335	745,065

Total domestic	54,578,367	54,756,380

Foreign:
Commercial and industrial	7,236,684	6,964,802
Banks and other financial institutions	1,721,861	2,587,531
Government and public institutions	292,466	453,066
Other (1)	31,503	9,662

Total foreign	9,282,514	10,015,061

Total	63,860,881	64,771,441
Less: Unearned income and deferred loan fees—net	78,030	81,627

Total loans before allowance for loan losses	63,782,851	64,689,814

Notes:

(1)	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
(2)	The MHFG Group partially changed the category of industry sector to be consistent with class of financing receivables under ASU No.2010-20 which the Group adopted in the fiscal year ended March 31, 2011. Certain amounts in the prior period have been reclassified to conform to the current period’s presentation.

Financing Receivable Credit Quality Indicators Table

The table below presents credit quality information of non-impaired loans based on the MHFG Group’s internal rating system at March 31, 2011:

	Normal obligors				Watch obligors excluding special attention obligors (1)
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	4,136,439	2,230,245	108,053	270,870	511,115	30,536	20,200	7,307,458
Construction and real estate	2,374,750	3,367,262	714,994	100,301	447,221	38,993	6	7,043,527
Services	1,908,978	1,737,894	216,879	10,935	268,270	35,884	—	4,178,840
Wholesale and retail	1,747,661	2,575,281	236,556	76,199	441,637	59,703	137	5,137,174
Transportation and communications	1,857,583	1,104,179	87,813	305	109,605	14,996	39	3,174,520
Banks and other financial institutions	2,897,448	783,833	1,963	765	220,569	80	—	3,904,658
Government and public institutions	7,081,238	—	—	72,811	—	—	—	7,154,049
Other industries	1,410,665	196,124	3,318	2,042,711	13,513	655	90,507	3,757,493
Individuals	—	203,805	11,273,403	239,229	59,371	111,055	4,902	11,891,765

Total domestic	23,414,762	12,198,623	12,642,979	2,814,126	2,071,301	291,902	115,791	53,549,484

Foreign:
Total foreign	5,015,595	2,754,922	1,717	1,157,535	901,673	82	67,864	9,899,388

Total	28,430,357	14,953,545	12,644,696	3,971,661	2,972,974	291,984	183,655	63,448,872

Notes:

(1)	Special attention obligors are watch obligors with restructured or 90 days or more delinquent debt. Loans to such obligors are not included in the table above, because the MHFG Group considers all such loans impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Loans held by subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.

Impaired Financing Receivable Recorded Investment and Allowance for Credit Losses

The table below presents impaired loans information at March 31, 2010 and 2011.

	Recorded investment (2)	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized (3)
	(in millions of yen)
2010

Impaired loans requiring an allowance for loan losses:
Total	1,107,860		434,987

Impaired loans not requiring an allowance for loan losses (1):
Total	296,418		—

Total:
Total	1,404,278		434,987	1,430,423	34,811

Impaired Financing Receivables Table

	Recorded investment (2)	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized (3)
	(in millions of yen)
2010

Impaired loans requiring an allowance for loan losses:
Total	1,107,860		434,987

Impaired loans not requiring an allowance for loan losses (1):
Total	296,418		—

Total:
Total	1,404,278		434,987	1,430,423	34,811

2011
Impaired loans requiring an allowance for loan losses:
Domestic:
Manufacturing	294,921	320,481	112,080	273,453	4,804
Construction and real estate	203,948	249,217	54,752	210,703	4,196
Services	93,168	108,673	30,783	129,262	1,973
Wholesale and retail	162,326	178,860	63,289	151,010	3,138
Transportation and communications	47,879	50,086	21,517	101,461	1,321
Banks and other financial institutions	3,353	3,865	1,388	13,184	94
Other industries	574	1,439	178	842	5
Individuals	118,013	136,296	11,220	95,610	2,646

Total domestic	924,182	1,048,917	295,207	975,525	18,177

Foreign:
Total foreign	103,104	107,602	38,137	100,394	2,014

Total	1,027,286	1,156,519	333,344	1,075,919	20,191
2011

Impaired loans not requiring an allowance for loan losses (1):
Domestic:
Manufacturing	14,760	42,747	—	15,874	187
Construction and real estate	60,849	95,904	—	71,935	479
Services	14,736	53,407	—	19,870	324
Wholesale and retail	14,266	108,708	—	16,988	221
Transportation and communications	5,803	20,697	—	5,361	62
Banks and other financial institutions	54	6,262	—	233	1
Other industries	473	1,645	—	382	2
Individuals	171,773	188,799	—	151,303	1,455

Total domestic	282,714	518,169	—	281,946	2,731

Foreign:
Total foreign	12,569	69,430	—	17,021	159

Total	295,283	587,599	—	298,967	2,890

Total:
Domestic:
Manufacturing	309,681	363,228	112,080	289,327	4,991
Construction and real estate	264,797	345,121	54,752	282,638	4,675
Services	107,904	162,080	30,783	149,132	2,297
Wholesale and retail	176,592	287,568	63,289	167,998	3,359
Transportation and communications	53,682	70,783	21,517	106,822	1,383
Banks and other financial institutions	3,407	10,127	1,388	13,417	95
Other industries	1,047	3,084	178	1,224	7
Individuals	289,786	325,095	11,220	246,913	4,101

Total domestic	1,206,896	1,567,086	295,207	1,257,471	20,908

Foreign:
Total foreign	115,673	177,032	38,137	117,415	2,173

Total	1,322,569	1,744,118	333,344	1,374,886	23,081

Notes:

(1)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(2)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(3)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

Financing Receivable, by Contractual Maturity

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2011:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	1,847	2,613	29,306	33,766	7,583,373	7,617,139
Construction and real estate	6,537	8,125	103,607	118,269	7,190,055	7,308,324
Services	3,916	1,836	21,631	27,383	4,259,361	4,286,744
Wholesale and retail	4,662	4,891	30,707	40,260	5,273,506	5,313,766
Transportation and communications	1,151	1,060	7,980	10,191	3,218,011	3,228,202
Banks and other financial institutions	1	8	264	273	3,907,792	3,908,065
Government and public institutions	—	—	—	—	7,154,049	7,154,049
Other industries	100	1	671	772	3,757,768	3,758,540
Individuals	42,851	22,411	137,040	202,302	11,979,249	12,181,551

Total domestic	61,065	40,945	331,206	433,216	54,323,164	54,756,380

Foreign:
Total foreign	8,550	6,224	14,975	29,749	9,985,312	10,015,061

Total	69,615	47,169	346,181	462,965	64,308,476	64,771,441